17. RELATED PARTIES TRANSACTIONS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Salaverri, Dellatorre, Burgio & Wetzler
Disclosure of transactions between related parties [line items]
Fees for services	$ (1)	$ (1)	$ (1)
Total related parties
Disclosure of transactions between related parties [line items]
Fees for services	$ (1)	$ (1)	$ (1)